Other disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Other Disclosures
Schedule maximum potential amount of future payments

Thousand of Reais	2024	2023
Maximum potential amount of future payments
Contingent liabilities
Guarantees and other sureties	60,657,334	62,579,329
Financial guarantees	33,246,872	44,891,226
Performance guarantees	1,903,656	1,994,311
Financial letters of credit	25,485,782	15,667,096
Other	21,024	26,696
Other contingent exposures	3,730,419	3,091,932
Documentary Credits	3,730,419	3,091,932
Total Contingent Liabilities	64,387,753	65,671,261

Commitments
Loan commitments drawable by third parties (1)	205,309,683	177,455,391
Total Commitments	205,309,683	177,455,391

Total	269,697,436	243,126,652
(1)	Includes approved and unutilized limits for overdrafts, credit cards, and other similar facilities.

Schedule of funds managed by Banco Santander not recognized on its balance sheet

Thousand of Reais	2024	2023
Funds under investment management (1)	134,133	11,871,919
Administered Funds	242,717,969	291,736,828
Total	242,852,102	303,608,747

(1) In 2024, fund management was transferred to Santander Asset.

Schedule of residual maturity

							2024
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	15,131,969	21,952,285	-	-	-	-	37,084,254
Debt instruments	110,385	28,818,116	43,426,801	80,644,990	56,763,284	74,409,608	284,173,184
Equity instruments	2,117,553	571,818	198,961	100,124	-	-	2,988,456
Loans and amounts due from credit institutions	41,763	6,746,688	4,400,946	12,206,990	6,157,811	623,429	30,177,627
Loans and advances to customer	38,842,391	149,527,493	112,549,440	147,550,348	68,790,302	48,829,940	566,089,914
Derivatives	22,753	17,117,638	588,359	18,411,051	1,701,330	2,365,168	40,206,299
Balances with the Brazilian Central Bank	167,800,211	-	-	-	-	-	167,800,211
Total	224,067,025	224,734,038	161,164,507	258,913,503	133,412,727	126,228,145	1,128,519,945

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	3,388,235	72,720,534	66,515,869	12,938,966	2,038,443	963,435	158,565,482
Customer deposits (1)	227,425,242	184,353,360	87,235,595	46,521,772	59,474,729	57,465	605,068,163
Marketable debt securities (1)	-	23,042,497	3,980,720	42,216,454	55,260,981	15,177,476	139,678,128
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	23,137,784	23,137,784
Other financial liabilities	1,121,506	20,529,202	7,482,333	37,652,435	12,377,824	13,879	79,177,179
Short positions	-	972,415	2,728,931	5,637,952	11,872,654	18,184,714	39,396,666
Derivatives	-	4,506,806	5,611,956	12,539,932	1,652,110	15,099,470	39,410,274
Total	231,934,983	306,124,814	173,555,404	157,507,511	142,676,741	72,634,223	1,084,433,676
Difference (assets less liabilities)	(7,867,958)	(81,390,776)	(12,390,897)	101,405,992	(9,264,014)	53,593,922	44,086,269

							2023
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	9,213,539	13,909,011	-	-	-	-	23,122,550
Debt instruments	412,242	69,310,969	10,259,106	120,485,997	36,519,808	7,426,528	244,414,650
Equity instruments	2,768,129	365,129	155,528	149,321	-	-	3,438,107
Loans and amounts due from credit institutions	54,683	7,259,224	4,100,331	13,974,320	320,376	7,911	25,716,845
Loans and advances to customer	24,033,838	130,798,304	120,472,284	136,237,815	56,969,138	49,465,756	517,977,135
Derivatives	27,780	7,346,217	874,329	17,727,138	1,035,989	2,283,268	29,294,721
Balances with the Brazilian Central Bank	170,867,718	-	-	-	-	-	170,867,718
Total	207,377,929	228,988,854	135,861,578	288,574,591	94,845,311	59,183,463	1,014,831,726

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	397,566	43,944,781	57,342,156	11,884,064	3,024,168	1,919,222	118,511,957
Customer deposits (1)	73,434,602	248,146,746	105,182,508	99,181,326	53,188,713	4,086,681	583,220,576
Marketable debt securities (1)	-	13,968,517	35,762,179	67,809,219	1,612,849	5,244,658	124,397,422
Debt Instruments Eligible to Compose Capital	-	391,121	812,411	1,260,717	1,416,688	15,746,030	19,626,967
Other financial liabilities	1,492,807	15,473,357	3,863,003	43,925,800	38,617	-	64,793,584
Short positions	-	722,785	1,672,459	3,182,266	2,741,410	11,513,071	19,831,991
Derivatives	-	4,344,309	4,013,055	12,858,091	1,674,379	2,050,594	24,940,428
Total	75,324,975	326,991,616	208,647,771	240,101,483	63,696,824	40,560,256	955,322,925
Difference (assets less liabilities)	132,052,954	(98,002,762)	(72,786,193)	48,473,108	31,148,487	18,623,207	59,508,801
(1)	Includes liabilities that may be subject to early settlement, comprising: demand and time deposits, repurchase agreements with clients, Real Estate Credit Notes (LCI), and Agribusiness Credit Notes (LCA).

Schedule of main foreign currency balances

Equivalent Value in Thousand of Reais	2024		2023
	Assets	Liabilities	Assets	Liabilities

Cash	22,500,450	-	14,163,790	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	14,413,853	12,658,267	9,524,235	4,258,857
Financial assets measured at fair value through other comprehensive income	-	-	15,148,639	-
Financial assets/liabilities measured at amortized cost	105,973,276	174,910,624	76,408,125	133,451,264
Total	142,887,579	187,568,891	115,244,789	137,710,121

Schedule of future minimum payments of non-cancellable operating leases

	2024	2023
Up to 1 Year	469,244	582,294
Between 1 to 5 Years	1,004,390	1,132,409
More than 5 Years	139,324	734,431
Total	1,612,958	2,449,134